CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Non-current assets
Intangible assets, net	$ 36,687	$ 34,543	$ 34,238	$ 33,477
Property, plant and equipment, net	116,153	112,249	109,095	109,403
Equity affiliates: investments and loans	36,657	35,687	34,405	32,800
Other investments	2,176	1,860	1,665	1,740
Non-current financial assets	2,691	2,231	2,305	2,469
Deferred income taxes	3,550	3,360	3,202	3,568
Other non-current assets	4,057	4,000	4,006	4,235
Total non-current assets	201,971	193,930	188,916	187,692
Current assets
Inventories, net	17,275	19,037	18,868	20,189
Accounts receivable, net	21,254	24,882	19,281	20,647
Other current assets	24,160	22,423	23,687	20,014
Current financial assets	5,183	6,237	6,914	6,823
Cash and cash equivalents	20,424	22,837	25,844	23,211
Assets classified as held for sale	2,550	1,711	1,977	912
Total current assets	90,846	97,127	96,571	91,796
TOTAL ASSETS	292,817	291,057	285,487	279,488
Shareholders' equity
Common shares	7,262	7,231	7,577	7,577
Paid-in surplus and retained earnings	128,103	128,787	135,496	130,688
Currency translation adjustment	(13,564)	(14,508)	(15,259)	(14,415)
Treasury shares	(5,159)	(3,554)	(9,956)	(6,471)
Total shareholders' equity - TotalEnergies share	116,642	117,956	117,858	117,379
Non-controlling interests	2,360	2,465	2,397	2,648
Total shareholders' equity	119,002	120,421	120,255	120,027
Non-current liabilities
Deferred income taxes	12,729	12,621	12,114	12,461
Employee benefits	1,974	1,824	1,753	1,819
Provisions and other non-current liabilities	20,312	19,872	19,872	20,295
Non-current financial debt	47,584	45,858	43,533	42,526
Total non-current liabilities	82,599	80,175	77,272	77,101
Current liabilities
Accounts payable	39,288	42,554	39,932	36,449
Other creditors and accrued liabilities	34,672	32,505	35,961	33,442
Current borrowings	14,637	13,134	10,024	11,271
Other current financial liabilities	861	897	664	461
Liabilities directly associated with the assets classified as held for sale	1,758	1,371	1,379	737
Total current liabilities	91,216	90,461	87,960	82,360
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 292,817	$ 291,057	$ 285,487	$ 279,488